Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Under the policy, Covered Individuals aware of material nonpublic information relating to the Company and their Related Persons may not engage in any transactions with the Company’s securities, subject to exceptions permitting option exercises, tax withholding transactions, sell-to-cover transactions, 10b5-1 automatic trading programs and bona fide gifts. The policy applies to securities issued by the Company as well as derivative securities not issued by the Company, such as exchange-traded put or call options or swaps related to the Company’s securities. The policy also requires quarterly trading blackout periods during which directors, officers, and certain employees and their Related Persons may not conduct any trades in Company securities in the period beginning ten calendar days before the end of each fiscal quarter and ending one full trading day after the Company releases its financial results for that quarter. In addition to the other requirements in the Insider Trading Policy, officers, directors and certain employees are subject to pre-clearance requirements under which they cannot engage in any transaction in the Company’s securities without first obtaining pre-clearance from the Company’s Chief Legal Officer. A copy of our Insider Trading Policy was filed as Exhibit 19.1 to our Annual Report for the year ended December 31, 2024.